Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 3.  Inventories

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consisted of the following at June 30, 2015, and December 31, 2014:

	June 30, 2015	December 31, 2014
	(in thousands)
Raw materials	$57	$55
Work in process	90	251
Finished goods	687	507
Inventories, net	$834	$813

NOTE 4.  Inventories

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consisted of the following at December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013

Raw materials	$54,620	$125,068

Work in process	250,935	46,974

Finished goods	507,223	120,608

Inventories, net	$812,778	$292,650